Unaudited interim condensed consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income / (loss)	SFr (40.9)	SFr 30.8	SFr 15.8	SFr 122.2
Net actuarial result from defined benefit plans	3.4	1.4	3.4	1.4
Taxes on net actuarial result from defined benefit plans	(0.7)	(0.3)	(0.7)	(0.3)
Items that will not be reclassified to income statement	2.8	1.1	2.8	1.1
Foreign currency translation effect	(42.7)	(0.6)	(52.9)	4.2
Taxes on foreign currency translation effect	5.2	0.0	6.5	0.0
Items that will be reclassified to income statement when specific conditions are met	(37.5)	(0.6)	(46.4)	4.2
Other comprehensive income / (loss), net of tax	(34.7)	0.5	(43.6)	5.4
Total comprehensive income / (loss)	SFr (75.6)	SFr 31.3	SFr (27.9)	SFr 127.6